Income taxes - Disclosure of deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Stream interests	$ 30,100	$ 34,278	$ 28,826
Non-capital losses	7,663	8,195	170
Deferred and restricted share units	3,401	4,008	2,865
Share and debt issue expenses	2,935	4,562	(113)
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(102,782)	(93,266)	(77,641)
Investments	(8,077)	(9,437)	1,911
Convertible debentures	(1,173)	(2,315)	(3,632)
Other	(474)	(454)	149
Deferred tax liability, net	(68,407)	(54,429)	$ (47,465)
Statement of income (loss) [Member]
Deferred tax assets:
Stream interests	(4,178)	5,452
Non-capital losses	(532)	8,025
Deferred and restricted share units	(328)	435
Share and debt issue expenses	(96)	(569)
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(9,543)	(16,204)
Investments	1,831	(1,613)
Convertible debentures	1,142	1,317
Other	(20)	(603)
Deferred tax liability, net	(11,724)	(3,760)
Equity [Member]
Deferred tax assets:
Stream interests	0	0
Non-capital losses	0	0
Deferred and restricted share units	(279)	708
Share and debt issue expenses	(1,531)	5,244
Deferred tax liabilities:
Investments	0	0
Convertible debentures	0	0
Other	0	0
Deferred tax liability, net	(1,810)	5,952
Other comprehensive income (loss) [Member]
Deferred tax assets:
Stream interests	0	0
Non-capital losses	0	0
Deferred and restricted share units	0	0
Share and debt issue expenses	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	0	388
Investments	(471)	(9,707)
Convertible debentures	0	0
Other	0	0
Deferred tax liability, net	(471)	(9,319)
Benefit from flow-through shares [Member]
Deferred tax assets:
Stream interests		0
Non-capital losses		0
Deferred and restricted share units		0
Share and debt issue expenses		0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets		66
Investments		(28)
Convertible debentures		0
Other		0
Deferred tax liability, net		38
Translation adjustments [Member]
Deferred tax assets:
Stream interests	0	0
Non-capital losses	0	0
Deferred and restricted share units	0	0
Share and debt issue expenses	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	27	125
Investments	0	0
Convertible debentures	0	0
Other	0	0
Deferred tax liability, net	$ 27	$ 125